Restricted cash	6 Months Ended
Jun. 30, 2025
Restricted Cash and Cash Equivalent [Abstract]
Restricted cash

11Restricted cash

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Non-Current
Deposits for renting office (Note (i))	6,635	6,607
Deposits for others	3,034	5,535
	9,669	12,142
Current
Credit card and other deposits	4,814	3,273
	4,814	3,273

Notes:

(i)	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.